Supplemental consolidated statements of income information - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Material income and expense [abstract]
Research and development expense	¥ 762,027	¥ 734,578	¥ 742,772
Advertising expense	440,073	413,795	422,655
Shipping and handling costs for finished goods	¥ 79,462	¥ 86,762	¥ 85,108